Leases - Schedule of Maturities of Operating and Finance Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Operating Leases
2024	$ 9,608
2025	7,224
2026	4,444
2027	4,315
2028	4,179
2029 and beyond	6,268
Total lease payments	36,038
Less amount representing interest	(4,836)
Operating lease liabilities	$ 31,202	$ 40,593	$ 57,508